INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax [Abstract]
INCOME TAXES
INCOME TAXES
Current income tax
Current income tax for the period includes amounts expected to be payable on taxable income in the period together with any adjustments to taxes payable in respect of previous periods, and is determined based on the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group operates and generates taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions, where appropriate, on the basis of amounts expected to be paid to the tax authorities.
Deferred tax
Deferred tax is determined by identifying the temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. Deferred tax for the period includes origination and reversal of temporary differences, remeasurements of deferred tax balances and adjustments in respect of prior periods.
Deferred tax liabilities are recognised for all taxable temporary differences, except:

•
When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; or

•
In respect of taxable temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures, when the timing of the reversal of the temporary differences can be controlled by the Group and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognised for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilised, except:

•
When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; or

•
In respect of deductible temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures, deferred tax assets are recognised only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilised.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilised. Unrecognised deferred tax assets are reassessed at each reporting date and are recognised to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realised or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.
Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.
Income tax is recognised in the consolidated income statement. Income tax is recognised in other comprehensive income or directly in equity to the extent that it relates to items recognised in other comprehensive income or in equity.
2017, 2016 and 2015 results
The following table summarises the major components of income tax expense for the periods presented.

	31 December 2017	31 December 2016	31 December 2015
	€ million	€ million	€ million
Current income tax:
Current income tax charge	294	242	158
Adjustment in respect of current income tax from prior periods	—	24	(2)
Total current tax	294	266	156
Deferred tax:
Relating to the origination and reversal of temporary differences	196	(56)	27
Adjustment in respect of deferred income tax from prior periods	(3)	3	(1)
Relating to changes in tax rates or the imposition of new taxes	(16)	(43)	(51)
Total deferred tax	177	(96)	(25)
Income tax charge per the income statement	471	170	131

The following table summarises the taxes on items recognised in other comprehensive income and directly within equity for the periods presented.

	31 December 2017	31 December 2016	31 December 2015
	€ million	€ million	€ million
Taxes charged (credited) to OCI:
Deferred tax on net gain/loss on revaluation of cash flow hedges	—	(2)	5
Deferred tax on net gain/loss on net investment hedges	(27)	(22)	46
Deferred tax on net gain/loss on pension plan remeasurements	18	(14)	—
Total taxes charged (credited) to OCI	(9)	(38)	51
Taxes charged (credited) to equity:
Deferred tax charge (credit): share based compensation	(12)	(5)	(15)
Current tax charge (credit): share based compensation	(2)	—	—
Total taxes charged (credited) to equity	(14)	(5)	(15)

The effective tax rate was 40.6%, 23.6% and 20.0% for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Prior to the Merger the parent company of the Group was a US tax resident; from that date a UK company became the parent. Accordingly, the following tables provide reconciliations of (1) the Group’s income tax expense at the statutory US federal tax rate for year ended 31 December 2015 to the Group’s actual income tax expense for the periods presented and (2) the Group’s income tax expense at the UK statutory tax rate for the years ended 31 December 2017 and 31 December 2016 to the actual income tax expense for the period presented:

31 December 2015
€ million
Accounting profit before tax from continuing operations	644

Tax expense at the US statutory rate of 35%	225
Taxation of foreign operations, net(A)	(112)
US taxation of foreign earnings, net of tax credits	64
Non-deductible expense items for tax purposes	3
Rate and law change benefit, net(B)	(51)
Other, net	2
Total provision for income taxes	131

(A)
The Group’s effective tax rate reflects the benefit, net of income tax contingencies, of having all of the operations outside the US, most of which are taxed at statutory rates lower than the statutory US rate of 35%, with the benefit of some income being fully or partially exempt from income taxes due to various operating and financing activities.

(B)
During the second half of 2015, the UK enacted a corporate income tax rate reduction of 2%, consisting of a 1% reduction effective 1 April 2017, and 1% reduction effective 1 April 2020. As a result, the Group recognised a deferred tax benefit of €50 million during the second half of 2015 to reflect the impact of this change.

	31 December 2017	31 December 2016
	€ million	€ million
Accounting profit before tax from continuing operations	1,159	719

Tax expense at the UK statutory rate	223	144
Taxation of foreign operations, net (A)	86	(11)
Non-deductible expense items for tax purposes	7	13
Non-deductible transaction costs	—	10
Rate and law change benefit, net (B)(C)(D)(E)	(16)	(43)
Deferred taxes not recognised(F)	174	30
Adjustment in respect of prior periods	(3)	27
Total provision for income taxes	471	170

(A)
This reflects the impact, net of income tax contingencies, of having operations outside the UK, which are taxed at rates other than the statutory UK rate of 19.25% for 2017, and 20% for 2016, with the benefit of some income being fully or partially exempt from income taxes due to various operating and financing activities. In 2017, the amount also includes a net €125 million charge related to the deemed repatriation of profits to the US under The Tax Cuts and Jobs Act of 2017 (the “the US Tax Act”).

(B)
In December 2017, the US enacted a corporate income tax rate reduction from 35% to 21%, effective 1 January 2018. As a result, the Group recognised a deferred tax expense of €16 million to reflect the impact of this change.

(C)
During the second half of 2016, France enacted a corporate income tax rate reduction from 33.33% to 28% effective for tax years beginning on or after 1 January 2018. As a result, the Group recognised a deferred tax benefit of €28 million during the second half of 2016 to reflect the impact of this change. In December 2017, France enacted a further stepwise corporate income tax rate reduction, ultimately reaching 25% effective 1 January 2022. The Group recognised in 2017 a deferred tax benefit of €11 million to reflect the impact of this change.

(D)
In December 2017, Belgium enacted an incremental corporate income tax rate reduction from 34%, ultimately reaching 25%, effective 1 January 2020. As a result the Group recognised a deferred tax benefit of €20 million to reflect the impact of this change.

(E)
During the second half of 2016, the UK enacted a corporate income tax rate reduction of 1% effective 1 April 2020. As a result, the Group recognised a deferred tax benefit of €14 million during the second half of 2016 to reflect the impact of this change.

(F)	In 2017, deferred taxes not recognised include a €178 million charge related to the reduction of foreign tax credits as a result of the US Tax Act.
Deferred income taxes
The following table summarises the movements in the carrying amounts of deferred tax liabilities and assets by significant component during the period presented:

	Franchise and other intangible assets	Property, plant and equipment	Financial assets and liabilities	Net operating loss and other carryforwards	Employee and retiree benefit accruals	Tax credit carryforwards, net	Other, net	Total, net
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
As at 31 December 2016	1,980	318	80	(72)	(124)	(258)	50	1,974
Amount charged/credited to income statement (excluding effect of tax rate changes)	2	(21)	(12)	45	20	165	(6)	193
Effect of tax rate changes on income statement	(33)	(13)	3	8	14	—	5	(16)
Amounts charged/credited directly to OCI (excluding effect of tax rate changes)	—	—	—	—	17	—	—	17
Effect of tax rate changes on OCI	—	—	(27)	—	1	—	—	(26)
Amount charged/credited to equity (excluding effect of tax rate changes)	—	—	—	—	(20)	—	—	(20)
Effect of tax rate changes on equity	—	—	—	—	8	—	—	8
Acquired through business combinations	63	(45)	—	—	(2)	46	(7)	55
Balance sheet reclassifications	(2)	2	—	—	—	—	—	—
Effect of movements in foreign exchange	(13)	(4)	(13)	5	3	19	(1)	(4)
As at 31 December 2017	1,997	237	31	(14)	(83)	(28)	41	2,181

Other deferred tax liabilities as at 31 December 2017 and 31 December 2016 include a €27 million liability arising on assets capitalised under IFRS but expensed for tax, and a €22 million liability related to purchase accounting on earlier transactions in an acquired entity.
Unrecognised tax items
The utilisation of tax loss carryforwards and temporary differences for which currently no deferred tax asset is recognised is subject to the resolution of tax authority enquiries and the achievement of positive income in periods which are beyond the Group’s current business plan and therefore this utilisation is uncertain. In respect of unused tax losses and other carryforwards, deferred tax assets of €569 million and €356 million have not been recognised, as at 31 December 2017 and 31 December 2016, respectively.
As at 31 December 2017, the net recognised tax operating loss carryforwards totalled €14 million. Of these, €11 million expire in 2036 and €3 million expire between 2025 and 2027. As at 31 December 2017, the Group’s recognised foreign tax credit carryforwards totalled €13 million, which expire between 2021 and 2026. As at 31 December 2017, the Group’s other recognised tax credit carryforwards totalled €15 million, which expire between 2028 and 2032.
As at 31 December 2017, there are no taxable temporary difference associated with investments in subsidiaries.
Tax provisions
The Group is routinely under audit by taxing authorities in the ordinary course of business. Due to their nature, such proceedings and tax matters involve inherent uncertainties including, but not limited to, court rulings, settlements between affected parties and/or governmental actions. The probability of outcome is assessed and accrued as a liability and/or disclosed, as appropriate. The Group maintains provisions for uncertainty relating to these tax matters that it believes appropriately reflect its risk, the carrying amount of which as at 31 December 2017 is included within other non-current liabilities on the consolidated statement of financial position.
The Group reviews the adequacy of these provisions at the end of each reporting period and adjusts them based on changing facts and circumstances. Due to the uncertainty associated with tax matters, it is possible that at some future date, liabilities resulting from audits or litigation could vary significantly from the Group’s provisions.
US Tax Cuts and Jobs Act
The US Tax Cuts and Jobs Act (the US Tax Act) was enacted on 22 December 2017 and represents a significant change to the US tax code. Whilst the Group is a UK listed and tax resident entity, it has a number of subsidiaries outside the UK including a US incorporated holding company that is wholly owned by Coca-Cola European Partners plc. Based on the applicable provisions of the US Tax Act, the Group recorded a non-recurring provisional book tax expense totalling €320 million during the fourth-quarter of 2017, which included the following items:

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An estimated deemed repatriation book tax charge of €125 million, net of foreign tax credits. As part of the transition from a worldwide taxation to a territorial taxation system, the US Tax Act imposes a one-off transition tax on un-repatriated earnings of US entities with investments in foreign entities. For the Group, this impact represents a book tax expense and will not result in additional cash taxes.

•
An estimated €178 million reduction in deferred tax assets recognised due to the repeal of the foreign tax credit system. The Group has determined that its foreign tax credits brought forward will not be fully utilised going forward and as such has reduced its deferred tax assets accordingly.

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An estimated €3 million net reduction in deferred tax liabilities as a result of the reduction in the US corporate income tax rate from 35% to 21% with effect from 1st January 2018. Based on the backward tracing requirements of IAS 12, the Group recognised a deferred tax benefit of €27 million in other comprehensive income (OCI), an €8 million unfavourable adjustment to equity, and a deferred tax book expense of €16 million.

The Group does not currently expect an increase in cash taxes as a result of any provision of the US Tax Act, and while we will continue to evaluate the US Tax Act’s provisions, at this stage, we do not anticipate any impact on the Group’s effective tax rate going forward.